Financial risk management and financial instruments - Expected credit losses (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
AAA to A-
Detail on expected credit losses recognised
Percentage of financial assets at amortised cost	85.00%
BBB to B-
Detail on expected credit losses recognised
Percentage of financial assets at amortised cost	8.00%
CCC+ and below
Detail on expected credit losses recognised
Percentage of financial assets at amortised cost	7.00%
Impairment
Detail on expected credit losses recognised
Additional impairments	R 199
Receivables | Impairment
Detail on expected credit losses recognised
Financial assets	664	R 465
Receivables | Lifetime | Impairment
Detail on expected credit losses recognised
Financial assets	640
Receivables | 12-months | Impairment
Detail on expected credit losses recognised
Financial assets	24
Long-term receivables | Impairment
Detail on expected credit losses recognised
Financial assets	211	38
Long-term receivables | Lifetime | Impairment
Detail on expected credit losses recognised
Financial assets	211
Trade receivable | Impairment
Detail on expected credit losses recognised
Financial assets	225	199
Trade receivable | Lifetime | Impairment
Detail on expected credit losses recognised
Financial assets	225
Other receivables | Impairment
Detail on expected credit losses recognised
Financial assets	228	R 228
Other receivables | Lifetime | Impairment
Detail on expected credit losses recognised
Financial assets	204
Other receivables | 12-months | Impairment
Detail on expected credit losses recognised
Financial assets	R 24